LOANS, NET (Details Narrative) - USD ($)				3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Nov. 04, 2020	Aug. 04, 2020	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 22, 2020
Proceeds from loans		$ 450
Original issue discount on loan		320
Loan principal amount		770				$ 580
Amortization expense			$ 34			130
Consideration of purchase price							$ 138
Secured Convertible Equipment Loan Agreement [Member]
Proceeds from loans	$ 450,000	750
Original issue discount on loan		500
Loan principal amount		$ 1,250				954
Amortization expense				$ 2,207,000	$ 2,414,000	$ 204
Stock issued during the period, shares		20,000,000			20,000,000
Minimum [Member]
Proceeds from equity		$ 5,000